ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2018
CMC Exploration Assets
ACQUISITIONS
Schedule of allocation of the purchase price to assets acquired and liabilities assumed

Total purchase price:
Cash paid for acquisition	$162,479
Total purchase price to allocate	$162,479
Fair value of assets acquired and liabilities assumed:
Mining properties	$161,242
Plant and equipment	2,423
Reclamation provision	(1,186)
Net assets acquired	$162,479

Santa Gertrudis Project
ACQUISITIONS
Schedule of allocation of the purchase price to assets acquired and liabilities assumed

Total purchase price:
Cash paid for acquisition	$71,999
Loan obligation set-off	7,621
Total purchase price to allocate	$79,620
Fair value of assets acquired and liabilities assumed:
Mining properties	$79,201
Cash and cash equivalents	10
Other current assets	1,214
Accounts payable and accrued liabilities	(805)
Net assets acquired	$79,620